DEBT	6 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
DEBT
6.	DEBT
The short-term and long-term debt as of September 30, 2020 and March 31, 2021 were as follows:

	As of September 30, 2020	As of March 31, 2021
Short-term debt:
Short-term bank borrowings (1)	176,752	92,627
Long-term bank borrowings, current portion (1)	159,721	162,721
Capital lease and other financing arrangement payable, current portion (2)	201,835	264,849
Other short-term payable (3)	223,828	265,220

Subtotal	762,136	785,417

Long-term debt:
Long-term bank borrowings, non-current portion (1)	196,682	231,222
Capital lease and other financing arrangement payable, non-current portion (2)	242,719	191,768
Other long term payable (3)	25,519	25,506

Subtotal	464,920	448,496

Total	1,227,056	1,233,913

(1)	Bank borrowings
On September 26, 2016, the Group entered into a three-year bank credit facility with Shanghai Huarui Bank (the “SHRB”) under which the Group can draw-down up to RMB300,000 by September 26, 2019. The interest rate for this credit facility was determined on the draw-down date. The weighted average interest rate for borrowings drawn under such credit facility was 7.5% and 7.5% per annum for the years ended September 30, 2018 and 2019, respectively. The credit facility is collateralized by future cash flows generated by rental service revenue of certain rental units of the Group. The three-year revolving bank credit facility matured in September 2019. As of March 31, 2021, the Group had an outstanding balance of RMB 193,929
, of which RMB 27,000 was subject to an interest rate of
8.75
% per annum and remaining balance was subject to an interest rate of 7.5% per annum. In July and November 2020, SHRB extended due date of borrowing for the principal of RMB
27,000 to January through March of 2022, and due date of borrowing for the principal of RMB 132,000 to October 2021. In December 2020, the Company borrowed two new bank borrowing from SHRB with principal of RMB 25,929 and RMB8,998, respectively. Both loans bear interest rate of 7.5% per annum and are due in December 2022.
These two loans were guaranteed by Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”) and Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E-commerce”). The Company used the bank borrowings to repay the outstanding bank borrowings.
On September 26, 2020, the Group entered into an
18-month
bank credit facility with SHRB under which the Group can draw-down up to RMB108,000 by March 26, 2021 to repay the rental instalment loans on behalf of tenants who early terminated the rented apartments (“departed tenants”) and for the daily operating expenditures. The interest rate for this credit facility was 8.5% per annum. In April 2021, SHRB renewed the terms under which the Group can draw-down up to RMB91,400 by September 27, 2021 and extended the loan term to September 26, 2022. As of March 31, 2021, the Group has drawn down RMB 89,400, all of which is to be repaid over one year.
On April 30, 2020, the Group entered into an
18-month
bank loan contract with SHRB under which the Group borrowed RMB 50,000 to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was 7.5% per annum. In April 2021, SHRB extended due date of borrowing for the principal of RMB 50,000 to February 2022. Q&K Investment Consulting and Q&K
E-commerce
provided guarantee on the loans. As of March 31, 2021, the outstanding balance of the borrowing was RMB 50,000, which is to be repaid in February 2022.
On May 28, 2020, the Group entered into an

18-month

bank loan contract with SHRB under which the Group borrowed RMB 50,000 to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was 7.5% per annum. In April 2021, SHRB extended due date of borrowing for the principal of RMB 50,000 to February 2022. Q&K Investment Consulting and Q&K

E-commerce

provided guarantee on the loans. As of March 31, 2021, the outstanding balance of the borrowing was RMB 50,000, which is to be repaid in February 2022
.
On June 13, 2017, the Group entered into a

10-year

bank loan contract with China Merchants Bank under which the Group borrowed RMB17,210 to purchase buildings for administration office purposes. The loan was collateralized by the buildings purchased under this loan contract. As of March 31, 2021, the net carrying value of the collateralized buildings was RMB 34,068. The weighted average interest rate of the loan was 5.39% per annum for the six months ended March 31, 2020 and 2021. As of March 31, 2021, the Group has drawn down RMB 10,613, of which RMB 1,721 is to be repaid within one year, RMB 8,892 to be repaid over one year.
In the first quarter of 2019, the Group obtained a three-year revolving bank credit facility with SHRB under which the Group can draw-down up to RMB2,000,000, of which RMB1,000,000 is for rental installment loans, by February 2022 with annual interest rate of 7.5%. As of March 31, 2021, excluding the rental installment loan facility, the Group did not draw down bank borrowings. As of March 31, 2021, the tenants has drawn down rental instalment loans of RMB 3,116, and the Company recorded the amount in the account of “rental instalment loans”.
On June 27, 2019, the Group entered into a

six-month

bank revolving loan contract with China Construction Bank under which the Group can draw-down up to RMB650,000. The interest rate for this credit facility was determined on the draw-down date and the credit facility required the Company to make a deposit of US$105,000. The loan was repaid in October 2019.

(2)	Capital lease and other financing arrangement payable
Future minimum lease payments required under the capital lease arrangements are as follows:

March 31, 2021
2021	28,552
2022	20,029
2023	12,747
2024	10,473
2025	3,328
2026 and there after	—

75,129
Less payment amount allocated to interest	7,049

Present value of capital lease obligation	68,080

Current portion of capital lease obligation	28,552
Long-term portion of capital lease obligation	39,528

68,080

Other financing arrangement payable was comprise of current portion payable of RMB 236,297 and noncurrent portion of RMB 152,240, respectively. Future payment schedule required under other financing arrangements as of March 31, 2021 was RMB 183,789 for the six months ended September 30, 2021, RMB 86,925 and RMB 79,689 for the year ended September 30, 2022 and 2023, respectively.

(3)	Other short and long term payable
Among the other short-term payable of RMB 223,828 as of September 30, 2020, RMB 221,328 was due to Azure Investments Ltd (“Azure”). The balance was due on September 30, 2020. On March 8, 2021, the Company and Azure entered into a share interest payment agreement pursuant to which the Company agreed to deliver treasury shares of 2,575,000 ADS to Azure and Azure agreed to extend the borrowings to the Company. The share interest payment was recorded as a debt extinguishment cost of RMB 41,964 (approximately $6.4 million), valued at $2.48 per ADS on March 8, 2021. The difference between the cost of treasury shares and the debt extinguishment cost was recorded as a reduction against additional paid-in capital.
Other long term payable mainly represents loans from certain third party entities with no fixed term at an annual interest rate of 5%. Other short term payable mainly represents loans from certain third party entities due within one year at an annual interest rate ranging between
6% and 8.5%.